Commitments and Contingencies - Schedule of Supplemental Balance Sheet Information Related to Leases (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating leases:
Operating lease right-of-use assets	$ 90,308	$ 134,013	$ 307,258
Operating lease liability, current	158,965	234,043	284,963
Operating lease liability, long-term		0	234,043
Total operating lease liabilities	$ 158,965	$ 234,043	$ 519,006
Weighted-average remaining lease term:
Operating leases (in years)	6 months 3 days	9 months 3 days	1 year 9 months 3 days
Weighted-average discount rate:
Operating leases	6.78%	6.76%	6.74%